Putnam Research Fund
The fund's portfolio
4/30/21 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value
Aerospace and defense (1.9%)
Boeing Co. (The)(NON)	3,457	$810,010
CAE, Inc. (Canada)(NON)	13,563	424,827
General Dynamics Corp.	7,324	1,393,245
Northrop Grumman Corp.	5,651	2,002,940
Raytheon Technologies Corp.	50,757	4,225,013

		8,856,035
Airlines (0.3%)
Southwest Airlines Co.(NON)	19,893	1,248,883

		1,248,883
Automobiles (1.6%)
General Motors Co.(NON)	18,254	1,044,494
Tesla, Inc.(NON)(S)	8,764	6,217,532

		7,262,026
Banks (2.3%)
Citigroup, Inc.	147,554	10,511,747

		10,511,747
Beverages (2.3%)
Coca-Cola Co. (The)	58,845	3,176,453
Constellation Brands, Inc. Class A	1,990	478,237
Molson Coors Beverage Co. Class B(NON)	24,631	1,353,473
PepsiCo, Inc.	39,495	5,693,599

		10,701,762
Biotechnology (2.5%)
AbbVie, Inc.	47,560	5,302,940
Amgen, Inc.	5,833	1,397,820
Ascendis Pharma A/S ADR (Denmark)(NON)	5,681	823,575
Biogen, Inc.(NON)	5,097	1,362,581
Exact Sciences Corp.(NON)	3,848	507,243
Regeneron Pharmaceuticals, Inc.(NON)	3,312	1,594,066
Vertex Pharmaceuticals, Inc.(NON)	3,103	677,075

		11,665,300
Building products (0.8%)
Fortune Brands Home & Security, Inc.	5,014	526,370
Johnson Controls International PLC	49,146	3,063,762

		3,590,132
Capital markets (4.3%)
Apollo Global Management, Inc.	46,010	2,547,574
Goldman Sachs Group, Inc. (The)	20,980	7,310,481
Intercontinental Exchange, Inc.	9,578	1,127,426
KKR & Co., Inc. Class A	67,520	3,820,282
Morgan Stanley	32,607	2,691,708
Quilter PLC (United Kingdom)	999,725	2,257,395

		19,754,866
Chemicals (1.4%)
Corteva, Inc.	21,219	1,034,638
Diversey Holdings, Ltd.(NON)	24,626	443,268
Dow, Inc.	16,045	1,002,813
DuPont de Nemours, Inc.	7,696	593,439
Eastman Chemical Co.	5,693	656,915
Ecolab, Inc.	2,925	655,551
Sherwin-Williams Co. (The)	7,962	2,180,553

		6,567,177
Containers and packaging (0.6%)
Avery Dennison Corp.	8,935	1,913,609
Ball Corp.	8,914	834,707

		2,748,316
Diversified financial services (0.7%)
Berkshire Hathaway, Inc. Class B(NON)	5,147	1,415,168
Climate Change Crisis Real Impact I Acquisition Corp. Class A (acquired 1/22/21, cost $1,669,590) (Private)(NON)(F)(RES)(PIPE)	166,959	1,960,933

		3,376,101
Electric utilities (2.7%)
Exelon Corp.	69,915	3,141,980
NextEra Energy, Inc.	40,184	3,114,662
NRG Energy, Inc.	142,070	5,088,947
Southern Co. (The)	17,024	1,126,478

		12,472,067
Electrical equipment (1.2%)
Eaton Corp. PLC	25,118	3,590,116
Emerson Electric Co.	23,454	2,122,352

		5,712,468
Electronic equipment, instruments, and components (0.4%)
Vontier Corp.(NON)	63,690	1,996,045

		1,996,045
Entertainment (2.5%)
Activision Blizzard, Inc.	77,706	7,086,010
Sea, Ltd. ADR (Thailand)(NON)(S)	11,728	2,961,789
Walt Disney Co. (The)(NON)	9,290	1,728,126

		11,775,925
Equity real estate investment trusts (REITs) (1.2%)
Boston Properties, Inc.(R)	12,289	1,343,802
Gaming and Leisure Properties, Inc.(R)	91,577	4,257,415

		5,601,217
Food and staples retail (1.4%)
BJ's Wholesale Club Holdings, Inc.(NON)	10,884	486,188
Costco Wholesale Corp.	4,812	1,790,497
Walmart, Inc.	31,717	4,437,526

		6,714,211
Food products (0.4%)
Bunge, Ltd.	4,156	350,850
McCormick & Co., Inc. (non-voting shares)	15,833	1,430,670

		1,781,520
Health-care equipment and supplies (3.9%)
Abbott Laboratories	32,306	3,879,304
Boston Scientific Corp.(NON)	28,468	1,241,205
Cooper Cos., Inc. (The)	2,511	1,031,745
Danaher Corp.	12,752	3,238,243
DexCom, Inc.(NON)	3,094	1,194,593
Edwards Lifesciences Corp.(NON)	19,511	1,863,691
Intuitive Surgical, Inc.(NON)	750	648,750
Medtronic PLC	24,515	3,209,504
Zimmer Biomet Holdings, Inc.	8,918	1,579,913

		17,886,948
Health-care providers and services (2.7%)
AmerisourceBergen Corp.	4,188	505,910
Anthem, Inc.	4,574	1,735,330
Cigna Corp.	12,908	3,214,221
Humana, Inc.	2,306	1,026,723
McKesson Corp.	4,106	770,121
UnitedHealth Group, Inc.	13,232	5,276,922

		12,529,227
Hotels, restaurants, and leisure (1.9%)
Aramark	24,937	969,301
Booking Holdings, Inc.(NON)	1,140	2,811,331
Chipotle Mexican Grill, Inc.(NON)	1,217	1,815,801
Hilton Worldwide Holdings, Inc.(NON)	16,522	2,126,381
Penn National Gaming, Inc.(NON)	10,106	900,647

		8,623,461
Household durables (0.3%)
PulteGroup, Inc.	24,327	1,438,212

		1,438,212
Household products (1.5%)
Procter & Gamble Co. (The)	53,299	7,111,153

		7,111,153
Industrial conglomerates (1.1%)
General Electric Co.	100,646	1,320,476
Honeywell International, Inc.	16,330	3,642,243

		4,962,719
Insurance (4.1%)
AIA Group, Ltd. (Hong Kong)	107,600	1,369,977
American International Group, Inc.	81,872	3,966,698
Assured Guaranty, Ltd.	114,376	5,816,020
AXA SA (France)	109,986	3,110,726
Hartford Financial Services Group, Inc. (The)	12,437	820,345
Prudential PLC (United Kingdom)	185,071	3,922,063

		19,005,829
Interactive media and services (7.1%)
Alphabet, Inc. Class A(NON)	8,977	21,127,370
Facebook, Inc. Class A(NON)	36,514	11,869,971

		32,997,341
Internet and direct marketing retail (5.1%)
Amazon.com, Inc.(NON)	6,865	23,803,838

		23,803,838
IT Services (7.5%)
Fidelity National Information Services, Inc.	37,494	5,732,833
Fiserv, Inc.(NON)	54,872	6,591,224
Mastercard, Inc. Class A	20,329	7,766,898
PayPal Holdings, Inc.(NON)	35,183	9,228,149
Visa, Inc. Class A	24,463	5,713,578

		35,032,682
Leisure products (0.2%)
Hasbro, Inc.	8,394	834,783

		834,783
Life sciences tools and services (1.2%)
Avantor, Inc.(NON)	25,041	802,314
Bio-Rad Laboratories, Inc. Class A(NON)	2,505	1,578,476
Thermo Fisher Scientific, Inc.	6,965	3,275,152

		5,655,942
Machinery (1.1%)
Deere & Co.	5,575	2,067,489
Otis Worldwide Corp.	29,753	2,316,866
Pentair PLC	11,139	718,577

		5,102,932
Metals and mining (0.9%)
Alamos Gold, Inc. Class A (Canada)	68,565	548,520
Anglo American PLC (United Kingdom)	38,205	1,619,824
Freeport-McMoRan, Inc. (Indonesia)(NON)	29,075	1,096,418
Newmont Corp.	14,818	924,791

		4,189,553
Multi-utilities (0.3%)
Ameren Corp.	19,097	1,620,189

		1,620,189
Multiline retail (1.1%)
Dollar General Corp.	8,182	1,757,085
Target Corp.	16,489	3,417,511

		5,174,596
Oil, gas, and consumable fuels (2.4%)
Cairn Energy PLC (United Kingdom)	132,046	309,651
Cenovus Energy, Inc. (Canada)	292,267	2,275,552
Exxon Mobil Corp.	96,653	5,532,418
Phillips 66	8,743	707,396
Royal Dutch Shell PLC Class A (United Kingdom)	69,353	1,307,396
TOTAL SA (France)	25,758	1,140,380

		11,272,793
Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	31,155	1,944,695
Eli Lilly and Co.	14,478	2,646,144
Johnson & Johnson	20,673	3,364,117
Merck & Co., Inc.	25,100	1,869,950
Pfizer, Inc.	48,155	1,861,191

		11,686,097
Professional services (0.3%)
CoStar Group, Inc.(NON)	1,569	1,340,601

		1,340,601
Road and rail (1.8%)
CSX Corp.	14,040	1,414,530
Union Pacific Corp.	30,241	6,716,224

		8,130,754
Semiconductors and semiconductor equipment (4.6%)
Applied Materials, Inc.	31,548	4,186,735
NVIDIA Corp.	11,788	7,077,279
NXP Semiconductors NV	30,305	5,834,015
ON Semiconductor Corp.(NON)	108,011	4,212,429

		21,310,458
Software (8.8%)
Adobe, Inc.(NON)	12,352	6,279,016
Microsoft Corp.	109,085	27,509,043
Nuance Communications, Inc.(NON)	71,377	3,795,115
Oracle Corp.	44,699	3,387,737

		40,970,911
Specialty retail (2.8%)
Advance Auto Parts, Inc.	3,066	613,691
Burlington Stores, Inc.(NON)	250	81,583
CarMax, Inc.(NON)	12,720	1,694,813
Home Depot, Inc. (The)	27,871	9,021,007
TJX Cos., Inc. (The)	20,692	1,469,132

		12,880,226
Technology hardware, storage, and peripherals (4.4%)
Apple, Inc.	155,762	20,476,473

		20,476,473
Textiles, apparel, and luxury goods (0.6%)
lululemon athletica, Inc. (Canada)(NON)	1,707	572,306
Nike, Inc. Class B	17,427	2,311,169

		2,883,475
Tobacco (0.3%)
Altria Group, Inc.	29,258	1,397,070

		1,397,070
Trading companies and distributors (0.4%)
United Rentals, Inc.(NON)	5,101	1,632,065

		1,632,065
Wireless telecommunication services (0.9%)
T-Mobile US, Inc.(NON)	29,879	3,947,912

		3,947,912

Total common stocks (cost $293,296,090)		$456,234,038

SHORT-TERM INVESTMENTS (3.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	Shares	6,688,275	$6,688,275
Putnam Short Term Investment Fund Class P 0.10%(AFF)	Shares	7,293,102	7,293,102
U.S. Treasury Bills 0.034%, 6/3/21		$400,000	399,999
U.S. Treasury Bills 0.010%, 6/29/21(SEG)		500,000	499,991

Total short-term investments (cost $14,881,357)			$14,881,367
TOTAL INVESTMENTS

Total investments (cost $308,177,447)			$471,115,405

	FORWARD CURRENCY CONTRACTS at 4/30/21 (aggregate face value $42,928,540) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/16/21	$5,842,844	$5,915,482	$72,638
		Canadian Dollar	Sell	7/21/21	1,463,847	1,430,647	(33,200)
	Barclays Bank PLC
		British Pound	Sell	6/16/21	5,511,773	5,582,591	70,818
		Canadian Dollar	Sell	7/21/21	364,782	356,580	(8,202)
		Euro	Sell	6/16/21	1,409,896	1,394,714	(15,182)
	Citibank, N.A.
		British Pound	Buy	6/16/21	1,809,358	1,832,609	(23,251)
		Canadian Dollar	Sell	7/21/21	1,011,185	988,029	(23,156)
		Euro	Sell	6/16/21	1,627,330	1,609,793	(17,537)
	Goldman Sachs International
		British Pound	Sell	6/16/21	1,462,679	1,480,499	17,820
		Canadian Dollar	Buy	7/21/21	1,904,791	1,861,486	43,305
		Euro	Sell	6/16/21	689,365	684,821	(4,544)
	HSBC Bank USA, National Association
		British Pound	Buy	6/16/21	1,229,673	1,244,501	(14,828)
		Euro	Sell	6/16/21	1,062,506	1,051,097	(11,409)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	6/16/21	1,970,543	1,995,204	(24,661)
		Canadian Dollar	Sell	7/21/21	1,238,289	1,210,257	(28,032)
	State Street Bank and Trust Co.
		British Pound	Buy	6/16/21	1,689,471	1,721,290	(31,819)
		Canadian Dollar	Sell	7/21/21	713,941	694,228	(19,713)
		Hong Kong Dollar	Sell	5/20/21	953,141	955,190	2,049
	UBS AG
		British Pound	Buy	6/16/21	3,144,553	3,182,679	(38,126)
		Canadian Dollar	Sell	7/21/21	1,143,330	1,117,269	(26,061)
		Euro	Buy	6/16/21	335,116	331,393	3,723
	WestPac Banking Corp.
		British Pound	Sell	6/16/21	5,064,406	5,131,378	66,972
		Canadian Dollar	Sell	7/21/21	844,458	825,311	(19,147)
		Euro	Buy	6/16/21	335,116	331,492	3,624

	Unrealized appreciation						280,949

	Unrealized (depreciation)						(338,868)

	Total						$(57,919)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	5	$1,045,293	$1,043,600	Jun-21	$3,002

Unrealized appreciation					3,002

Unrealized (depreciation)					—

Total					$3,002

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $464,235,469.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,960,933, or 0.4% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,873,816	$44,339,110	$42,524,651	$4,360	$6,688,275
	Putnam Short Term Investment Fund**	10,151,743	70,522,351	73,380,992	15,769	7,293,102

	Total Short-term investments	$15,025,559	$114,861,461	$115,905,643	$20,129	$13,981,377
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $6,688,275 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,695,478.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $139,000.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(PIPE)	Represents the asset to be received in a private investment in public entity (PIPE) commitment. At the close of the reporting period, the total related cost for PIPE commitments held was $1,669,590.
At the close of the reporting period, the fund maintained liquid assets totaling $227,468 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $252,821 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$48,721,178	$—	$—
Consumer discretionary	62,900,617	—	—
Consumer staples	27,705,716	—	—
Energy	11,272,793	—	—
Financials	50,687,610	—	1,960,933
Health care	59,423,514	—	—
Industrials	40,576,589	—	—
Information technology	119,786,569	—	—
Materials	13,505,046	—	—
Real estate	5,601,217	—	—
Utilities	14,092,256	—	—

Total common stocks	454,273,105	—	1,960,933
Short-term investments	—	14,881,367	—

Totals by level	$454,273,105	$14,881,367	$1,960,933
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(57,919)	$—
Futures contracts	3,002	—	—

Totals by level	$3,002	$(57,919)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	20
Forward currency contracts (contract amount)	$44,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com